UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic
Dividend & Income Fund

August 31, 2013

1.806764.109

SDI-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 19.2%
		Principal Amount (e)	Value
Convertible Bonds - 10.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Ford Motor Co. 4.25% 11/15/16		$ 860,000	$ 1,621,186
Household Durables - 0.2%
K. Hovnanian Enterprises, Inc. 6% 12/1/17		1,200,000	1,539,750
M/I Homes, Inc. 3% 3/1/18		5,240,000	5,108,476
			6,648,226
TOTAL CONSUMER DISCRETIONARY			8,269,412
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Alpha Natural Resources, Inc. 3.75% 12/15/17		20,880,000	19,341,144
Chesapeake Energy Corp. 2.5% 5/15/37		14,790,000	14,563,713
Cobalt International Energy, Inc. 2.625% 12/1/19		7,970,000	8,219,063
Ship Finance International Ltd. 3.25% 2/1/18		14,180,000	14,046,708
			56,170,628
FINANCIALS - 0.7%
Insurance - 0.6%
Fidelity National Financial, Inc. 4.25% 8/15/18		15,070,000	20,080,775
Real Estate Management & Development - 0.1%
Forestar Group, Inc. 3.75% 3/1/20		4,340,000	4,889,444
TOTAL FINANCIALS			24,970,219
HEALTH CARE - 2.5%
Biotechnology - 0.9%
Array BioPharma, Inc. 3% 6/1/20		3,480,000	3,719,424
Gilead Sciences, Inc. 1.625% 5/1/16		5,970,000	15,856,320
InterMune, Inc. 2.5% 12/15/17		2,720,000	3,643,440
Theravance, Inc. 2.125% 1/15/23		6,400,000	9,372,000
			32,591,184
Health Care Equipment & Supplies - 0.4%
Teleflex, Inc. 3.875% 8/1/17		12,290,000	16,468,600
Health Care Providers & Services - 0.7%
Molina Healthcare, Inc. 1.125% 1/15/20 (g)		7,310,000	7,492,750
WellPoint, Inc. 2.75% 10/15/42 (g)		13,900,000	17,723,751
			25,216,501
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.5%
Auxilium Pharmaceuticals, Inc. 1.5% 7/15/18		$ 3,200,000	$ 3,239,040
Isis Pharmaceuticals, Inc. 2.75% 10/1/19		2,000,000	3,386,250
ViroPharma, Inc. 2% 3/15/17		2,260,000	3,887,200
VIVUS, Inc. 4.5% 5/1/20 (g)		5,770,000	6,064,847
			16,577,337
TOTAL HEALTH CARE			90,853,622
INDUSTRIALS - 1.1%
Commercial Services & Supplies - 0.8%
Covanta Holding Corp. 3.25% 6/1/14		22,660,000	30,591,000
Construction & Engineering - 0.3%
MasTec, Inc.:
4% 6/15/14		2,580,000	5,253,525
4.25% 12/15/14		1,970,000	4,117,300
			9,370,825
TOTAL INDUSTRIALS			39,961,825
INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 0.7%
Ciena Corp. 3.75% 10/15/18 (g)		2,760,000	3,527,625
InterDigital, Inc. 2.5% 3/15/16		15,460,000	16,097,725
Liberty Interactive LLC 0.75% 3/30/43 (g)		4,600,000	4,996,980
			24,622,330
Computers & Peripherals - 0.8%
EMC Corp. 1.75% 12/1/13		16,150,000	25,940,130
SanDisk Corp. 1.5% 8/15/17		3,500,000	4,420,920
			30,361,050
Semiconductors & Semiconductor Equipment - 1.2%
GT Advanced Technologies, Inc. 3% 10/1/17		11,705,000	12,648,716
Intel Corp. 3.25% 8/1/39		9,790,000	11,711,777
Micron Technology, Inc.:
1.625% 2/15/33 (g)		1,890,000	2,618,831
2.125% 2/15/33 (g)		1,140,000	1,581,750
3.125% 5/1/32		11,370,000	17,268,188
			45,829,262
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.6%
Nuance Communications, Inc. 2.75% 11/1/31		$ 13,330,000	$ 13,721,569
TiVo, Inc. 4% 3/15/16 (g)		7,100,000	9,098,650
			22,820,219
TOTAL INFORMATION TECHNOLOGY			123,632,861
MATERIALS - 0.9%
Containers & Packaging - 0.6%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)		19,800,000	20,346,480
Metals & Mining - 0.1%
Horsehead Holding Corp. 3.8% 7/1/17		3,360,000	3,557,568
Paper & Forest Products - 0.2%
Rayonier TRS Holdings, Inc. 4.5% 8/15/15		4,710,000	7,877,475
TOTAL MATERIALS			31,781,523
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)		5,500,000	6,084,375
TOTAL CONVERTIBLE BONDS			381,724,465
Nonconvertible Bonds - 8.8%
CONSUMER DISCRETIONARY - 1.0%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 9.25% 9/1/19 (g)		1,170,000	1,263,600
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 6.625% 7/15/15		3,200,000	3,408,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (g)		535,000	541,688
			3,949,688
Household Durables - 0.1%
William Lyon Homes, Inc. 8.5% 11/15/20		3,000,000	3,180,000
Media - 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		7,840,000	7,154,000
5.75% 1/15/24		2,570,000	2,383,675
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
7.25% 10/30/17		$ 8,000,000	$ 8,480,000
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)		2,650,000	2,643,375
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (g)		7,145,000	7,752,325
WMG Acquisition Corp. 11.5% 10/1/18		1,340,000	1,544,350
			29,957,725
TOTAL CONSUMER DISCRETIONARY			38,351,013
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (g)		11,935,000	13,009,150
Tops Markets LLC 8.875% 12/15/17 (g)		3,760,000	4,154,800
			17,163,950
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Alpha Natural Resources, Inc.:
6% 6/1/19		20,340,000	17,390,700
6.25% 6/1/21		600,000	502,500
			17,893,200
FINANCIALS - 5.0%
Capital Markets - 0.4%
Chase Capital II 0.765% 2/1/27 (i)		7,900,000	6,517,500
Chase Capital Trust VI 0.89% 8/1/28 (i)		5,000,000	4,125,000
JPMorgan Chase Capital XXIII 1.2642% 5/15/77 (i)		2,500,000	1,850,000
Lehman Brothers Holdings, Inc. 1.0894% (d)(i)		1,000,000	0
			12,492,500
Commercial Banks - 2.1%
Bank of Ireland 10% 7/30/16	EUR	9,543,000	13,175,276
CIT Group, Inc. 4.75% 2/15/15 (g)		3,610,000	3,727,325
Corestates Capital II 0.9181% 1/15/27 (g)(i)		3,000,000	2,516,250
Corestates Capital III 0.8342% 2/15/27 (g)(i)		3,960,000	3,326,400
First Maryland Capital I 1.2681% 1/15/27 (i)		2,500,000	2,100,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
First Maryland Capital II 1.115% 2/1/27 (i)		$ 4,100,000	$ 3,444,000
JPMorgan Chase Capital XXI 1.2156% 1/15/87 (i)		12,500,000	9,375,000
PNC Capital Trust C 0.8447% 6/1/28 (i)		9,000,000	7,560,000
Wachovia Capital Trust II 0.7681% 1/15/27 (i)		32,014,000	26,891,760
Wells Fargo Capital II 0.765% 1/30/27 (i)		5,930,000	4,973,788
Wells Fargo Capital X 5.95% 12/15/36		1,000,000	960,013
			78,049,812
Consumer Finance - 0.2%
American Express Co. 6.8% 9/1/66 (i)		2,500,000	2,670,000
GMAC LLC 8% 11/1/31		3,900,000	4,485,000
			7,155,000
Diversified Financial Services - 2.3%
Central Fidelity Capital Trust I 1.2681% 4/15/27 (i)		2,500,000	2,096,875
General Electric Capital Corp. 7.125% (h)(i)		10,000,000	11,000,000
General Motors Financial Co., Inc. 2.75% 5/15/16 (g)		795,000	793,013
Goldman Sachs Capital II 4% (h)(i)		20,953,000	15,714,750
Goldman Sachs Capital III 4% (h)(i)		18,715,000	13,849,100
ILFC E-Capital Trust I 4.96% 12/21/65 (g)(i)		37,530,000	31,900,500
JPMorgan Chase Capital XIII 1.2256% 9/30/34 (i)		2,750,000	2,268,750
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		4,945,000	5,501,313
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind		2,570,000	2,775,600
			85,899,901
TOTAL FINANCIALS			183,597,213
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. 5.75% 11/1/24		2,165,000	2,078,400
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		884,000	952,510
			3,030,910
INDUSTRIALS - 0.8%
Construction & Engineering - 0.1%
MasTec, Inc. 4.875% 3/15/23		4,825,000	4,475,188
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		$ 3,875,000	$ 4,030,000
Navios Maritime Holdings, Inc. 8.125% 2/15/19		12,965,000	12,511,225
			16,541,225
Trading Companies & Distributors - 0.3%
International Lease Finance Corp.:
8.25% 12/15/20		705,000	784,313
8.625% 9/15/15		5,000,000	5,487,500
8.875% 9/1/17		3,000,000	3,416,250
			9,688,063
TOTAL INDUSTRIALS			30,704,476
MATERIALS - 0.2%
Metals & Mining - 0.2%
Severstal Columbus LLC 10.25% 2/15/18		8,310,000	8,808,600
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Sprint Capital Corp. 6.875% 11/15/28		13,215,000	11,926,538
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA 5.5% 8/1/23 (g)		2,945,000	2,731,488
Sprint Nextel Corp.:
6% 12/1/16		4,660,000	4,962,201
7% 8/15/20		1,500,000	1,548,750
T-Mobile U.S.A., Inc. 5.25% 9/1/18 (g)		585,000	590,850
			9,833,289
TOTAL TELECOMMUNICATION SERVICES			21,759,827
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)		3,000,000	3,112,500
TOTAL NONCONVERTIBLE BONDS			324,421,689
TOTAL CORPORATE BONDS (Cost $664,014,439)			706,146,154
Common Stocks - 66.1%
	Shares	Value
CONSUMER DISCRETIONARY - 3.2%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	239,500	$ 6,684,445
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	146,100	5,842,539
Cedar Fair LP (depositary unit)	124,800	5,297,760
Las Vegas Sands Corp.	68,800	3,876,880
McDonald's Corp.	240,700	22,712,452
Wyndham Worldwide Corp.	60,400	3,585,344
		41,314,975
Household Durables - 0.1%
Whirlpool Corp.	31,900	4,103,935
Media - 1.3%
Comcast Corp. Class A	471,300	19,837,017
Sinclair Broadcast Group, Inc. Class A	164,600	3,937,232
The Walt Disney Co.	93,400	5,681,522
Time Warner Cable, Inc.	97,400	10,455,890
Time Warner, Inc.	103,400	6,258,802
		46,170,463
Specialty Retail - 0.3%
Home Depot, Inc.	76,600	5,705,934
Lowe's Companies, Inc.	144,900	6,639,318
		12,345,252
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	37,800	7,076,538
TOTAL CONSUMER DISCRETIONARY		117,695,608
CONSUMER STAPLES - 8.0%
Beverages - 2.8%
Anheuser-Busch InBev SA NV ADR	78,100	7,290,635
PepsiCo, Inc.	513,100	40,909,463
SABMiller PLC	72,100	3,434,684
The Coca-Cola Co.	1,375,400	52,512,772
		104,147,554
Food & Staples Retailing - 0.5%
Wal-Mart Stores, Inc.	252,800	18,449,344
Food Products - 0.9%
Kellogg Co.	144,000	8,742,240
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mondelez International, Inc.	509,600	$ 15,629,432
Unilever NV (NY Reg.)	217,600	8,188,288
		32,559,960
Household Products - 2.3%
Procter & Gamble Co.	1,054,958	82,170,679
Tobacco - 1.5%
British American Tobacco PLC sponsored ADR	104,800	10,644,536
Philip Morris International, Inc.	534,718	44,616,870
		55,261,406
TOTAL CONSUMER STAPLES		292,588,943
ENERGY - 6.8%
Energy Equipment & Services - 0.2%
Ensco PLC Class A	143,800	7,989,528
Oil, Gas & Consumable Fuels - 6.6%
Access Midstream Partners LP	137,300	6,262,253
Apache Corp.	138,663	11,880,646
Canadian Natural Resources Ltd.	108,800	3,319,882
Chevron Corp.	902,800	108,724,204
ConocoPhillips	447,100	29,642,730
Enterprise Products Partners LP	44,300	2,632,306
Exxon Mobil Corp.	511,000	44,538,760
Murphy Oil Corp.	77,800	5,245,276
Occidental Petroleum Corp.	191,800	16,918,678
QEP Midstream Partners LP	26,600	602,490
The Williams Companies, Inc.	252,700	9,157,848
Western Gas Partners LP	25,000	1,478,500
		240,403,573
TOTAL ENERGY		248,393,101
FINANCIALS - 19.6%
Capital Markets - 1.3%
BlackRock, Inc. Class A	71,700	18,664,944
Carlyle Group LP	183,700	4,809,266
KKR & Co. LP	553,600	10,579,296
The Blackstone Group LP	356,700	7,790,328
UBS AG	381,968	7,380,235
		49,224,069
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 1.8%
Commerce Bancshares, Inc.	89,675	$ 3,873,063
Cullen/Frost Bankers, Inc. (f)	82,200	5,823,048
M&T Bank Corp.	125,200	14,190,168
National Penn Bancshares, Inc.	356,500	3,579,260
PNC Financial Services Group, Inc.	173,900	12,567,753
Svenska Handelsbanken AB (A Shares)	142,900	6,132,279
U.S. Bancorp	354,400	12,804,472
Wells Fargo & Co.	196,100	8,055,788
		67,025,831
Consumer Finance - 0.1%
Capital One Financial Corp.	68,100	4,395,855
Diversified Financial Services - 0.4%
JPMorgan Chase & Co.	184,100	9,302,573
The NASDAQ Stock Market, Inc.	225,800	6,742,388
		16,044,961
Insurance - 2.3%
ACE Ltd.	82,500	7,236,900
esure Group PLC	574,300	2,153,782
Marsh & McLennan Companies, Inc.	186,300	7,681,149
MetLife, Inc.	481,200	22,226,628
MetLife, Inc. unit	301,900	16,507,892
Prudential Financial, Inc.	54,900	4,110,912
The Travelers Companies, Inc.	230,500	18,416,950
Zurich Insurance Group AG	23,062	5,740,404
		84,074,617
Real Estate Investment Trusts - 13.5%
Acadia Realty Trust (SBI)	194,513	4,537,988
Alexandria Real Estate Equities, Inc.	215,894	13,314,183
American Tower Corp.	19,500	1,355,055
AvalonBay Communities, Inc.	98,348	12,185,317
Aviv REIT, Inc.	106,100	2,410,592
Boston Properties, Inc.	217,896	22,334,340
Camden Property Trust (SBI)	231,262	14,289,679
CBL & Associates Properties, Inc.	153,386	2,945,011
Cedar Shopping Centers, Inc.	532,199	2,597,131
Chambers Street Properties	263,488	1,936,637
Chesapeake Lodging Trust	580,318	12,772,799
Coresite Realty Corp.	146,375	4,454,191
Corrections Corp. of America	171,154	5,637,813
Cousins Properties, Inc.	1,254,540	12,457,582
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Douglas Emmett, Inc.	318,844	$ 7,365,296
DuPont Fabros Technology, Inc.	249,472	5,685,467
Education Realty Trust, Inc.	491,024	4,217,896
Equity Lifestyle Properties, Inc.	116,072	4,033,502
Equity One, Inc.	489,848	10,414,168
Equity Residential (SBI)	217,415	11,281,664
Essex Property Trust, Inc.	120,102	17,211,818
Excel Trust, Inc.	96,477	1,124,922
First Industrial Realty Trust, Inc.	378,600	5,728,218
First Potomac Realty Trust	190,820	2,373,801
General Growth Properties, Inc.	560,466	10,749,738
Glimcher Realty Trust	1,139,108	11,277,169
HCP, Inc.	330,539	13,462,853
Health Care REIT, Inc.	153,196	9,412,362
Home Properties, Inc.	204,935	11,824,750
Host Hotels & Resorts, Inc.	803,197	13,678,445
Kite Realty Group Trust	443,934	2,561,499
Lexington Corporate Properties Trust	690,100	8,087,972
Mid-America Apartment Communities, Inc.	90,341	5,570,426
National Retail Properties, Inc.	422,162	12,930,822
Piedmont Office Realty Trust, Inc. Class A	518,500	8,907,830
Prologis, Inc.	824,310	29,048,684
Public Storage	219,938	33,577,934
Retail Properties America, Inc.	371,900	4,961,146
Sabra Health Care REIT, Inc.	101,343	2,240,694
Simon Property Group, Inc.	385,515	56,142,549
SL Green Realty Corp.	271,523	23,674,090
Sun Communities, Inc.	81,582	3,505,579
Sunstone Hotel Investors, Inc.	656,962	7,903,253
Terreno Realty Corp.	53,300	935,948
Ventas, Inc.	559,039	34,805,768
Vornado Realty Trust	40,614	3,301,918
Weyerhaeuser Co.	120,100	3,288,338
		494,514,837
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (a)	304,500	5,450,550
TOTAL FINANCIALS		720,730,720
Common Stocks - continued
	Shares	Value
HEALTH CARE - 8.5%
Biotechnology - 0.4%
Amgen, Inc.	140,700	$ 15,327,858
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.	55,800	3,881,448
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc. (a)	220,508	5,517,110
Emeritus Corp. (a)	303,260	6,614,101
		12,131,211
Pharmaceuticals - 7.7%
AbbVie, Inc.	684,300	29,158,023
Eli Lilly & Co.	368,500	18,940,900
GlaxoSmithKline PLC sponsored ADR	297,050	15,116,875
Johnson & Johnson	849,644	73,417,738
Merck & Co., Inc.	1,102,890	52,155,668
Pfizer, Inc.	2,484,000	70,073,640
Roche Holding AG sponsored ADR	152,700	9,507,102
Sanofi SA sponsored ADR	309,000	14,764,020
		283,133,966
TOTAL HEALTH CARE		314,474,483
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.5%
Honeywell International, Inc.	123,200	9,803,024
United Technologies Corp.	100,500	10,060,050
		19,863,074
Commercial Services & Supplies - 0.5%
Covanta Holding Corp.	77,200	1,631,236
KAR Auction Services, Inc.	79,000	2,104,560
Republic Services, Inc.	106,300	3,455,813
Waste Management, Inc.	150,800	6,098,352
West Corp.	249,700	5,460,939
		18,750,900
Electrical Equipment - 0.5%
Eaton Corp. PLC	179,600	11,372,272
Emerson Electric Co.	122,800	7,413,436
		18,785,708
Industrial Conglomerates - 1.6%
3M Co.	274,000	31,120,920
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	823,853	$ 19,063,958
Siemens AG	68,159	7,219,132
		57,404,010
Machinery - 0.5%
Caterpillar, Inc.	45,900	3,788,586
Cummins, Inc.	66,800	8,229,760
Stanley Black & Decker, Inc.	87,300	7,443,198
		19,461,544
TOTAL INDUSTRIALS		134,265,236
INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 1.7%
Cisco Systems, Inc.	2,657,000	61,934,670
Computers & Peripherals - 3.2%
Apple, Inc.	229,400	111,729,266
EMC Corp.	295,100	7,607,678
		119,336,944
IT Services - 1.1%
Accenture PLC Class A	65,200	4,710,700
Automatic Data Processing, Inc.	185,600	13,207,296
Fidelity National Information Services, Inc.	161,200	7,166,952
Paychex, Inc.	386,100	14,934,348
		40,019,296
Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	1,778,800	39,098,024
Software - 2.9%
Microsoft Corp.	3,224,300	107,691,620
TOTAL INFORMATION TECHNOLOGY		368,080,554
MATERIALS - 1.4%
Chemicals - 1.1%
E.I. du Pont de Nemours & Co.	307,400	17,404,988
Eastman Chemical Co.	56,400	4,286,400
LyondellBasell Industries NV Class A	152,700	10,711,905
Potash Corp. of Saskatchewan, Inc.	66,400	1,963,695
The Dow Chemical Co.	157,800	5,901,720
		40,268,708
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	169,100	$ 5,110,202
Paper & Forest Products - 0.2%
International Paper Co.	131,700	6,217,557
TOTAL MATERIALS		51,596,467
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	869,800	29,425,334
Verizon Communications, Inc.	621,800	29,460,884
		58,886,218
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	1,196,100	3,853,256
TOTAL TELECOMMUNICATION SERVICES		62,739,474
UTILITIES - 3.3%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	175,000	7,490,000
Cleco Corp.	81,800	3,694,088
Edison International	312,500	14,340,625
NextEra Energy, Inc.	276,800	22,243,648
Northeast Utilities	355,100	14,548,447
PPL Corp.	203,192	6,237,994
Southern Co.	184,900	7,695,538
		76,250,340
Gas Utilities - 0.2%
Atmos Energy Corp.	133,500	5,386,725
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	252,700	5,794,411
NiSource, Inc.	258,500	7,563,710
PG&E Corp.	150,900	6,241,224
Sempra Energy	222,400	18,775,008
		38,374,353
TOTAL UTILITIES		120,011,418
TOTAL COMMON STOCKS (Cost $2,222,428,498)		2,430,576,004
Preferred Stocks - 9.7%
	Shares	Value
Convertible Preferred Stocks - 4.4%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.6%
General Motors Co. 4.75%	473,284	$ 23,029,999
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	1,044	1,340,517
TOTAL CONSUMER DISCRETIONARY		24,370,516
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Post Holdings, Inc. 3.75% (g)	77,400	8,267,094
FINANCIALS - 0.6%
Capital Markets - 0.0%
AMG Capital Trust I 5.10%	23,800	1,500,888
Commercial Banks - 0.3%
Wells Fargo & Co. 7.50%	8,190	9,295,650
Diversified Financial Services - 0.0%
Bank of America Corp. Series L, 7.25%	1,228	1,324,828
Real Estate Investment Trusts - 0.3%
Weyerhaeuser Co. Series A, 6.375%	199,100	10,492,570
TOTAL FINANCIALS		22,613,936
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	21,712	5,670,089
Health Care Providers & Services - 0.7%
HealthSouth Corp. Series A, 6.50%	19,708	24,507,883
TOTAL HEALTH CARE		30,177,972
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
United Technologies Corp. 7.50%	256,100	15,906,371
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
Unisys Corp. Series A, 6.25%	126,300	8,685,651
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat SA Series A, 5.75%	55,000	$ 3,319,250
UTILITIES - 1.4%
Electric Utilities - 0.6%
NextEra Energy, Inc. 5.889%	186,100	10,203,863
PPL Corp. 8.75%	180,300	9,660,474
		19,864,337
Multi-Utilities - 0.8%
CenterPoint Energy, Inc. 2.00% ZENS	383,900	18,043,300
Dominion Resources, Inc.:
Series A, 6.125%	116,300	5,958,049
Series B, 6.00%	116,400	5,959,680
		29,961,029
TOTAL UTILITIES		49,825,366
TOTAL CONVERTIBLE PREFERRED STOCKS		163,166,156
Nonconvertible Preferred Stocks - 5.3%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	180,000	4,599,000
FINANCIALS - 4.6%
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
5.95%	65,219	1,489,602
Series D 4.00%	276,960	5,697,067
Series J, 5.50%	61,019	1,382,080
Morgan Stanley Capital I Trust 6.60%	140,000	3,473,400
		12,042,149
Commercial Banks - 0.6%
HSBC Holdings PLC Series B, 8.00%	45,400	1,231,248
SunTrust Banks, Inc. Series E, 5.875%	80,000	1,750,400
U.S. Bancorp:
Series A, 3.50%	20,390	16,222,284
Series H, 5.15%	40,000	885,200
		20,089,132
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Consumer Finance - 1.5%
Ally Financial, Inc.:
7.00% (g)	47,595	$ 44,620,313
Series A, 8.50%	235,929	6,348,849
HSBC U.S.A., Inc. Series F, 3.87%	300,000	5,631,000
		56,600,162
Diversified Financial Services - 1.1%
Barclays Bank PLC:
Series 2, 6.625%	47,200	1,146,960
Series 4, 7.75%	247,800	6,219,780
Citigroup, Inc. Series C, 5.80%	200,000	4,400,000
GMAC Capital Trust I Series 2, 8.125%	900,698	23,877,504
JPMorgan Chase Capital XXIX 6.70%	155,000	4,030,000
		39,674,244
Insurance - 0.1%
MetLife, Inc. Series B, 6.50%	111,000	2,741,700
Real Estate Investment Trusts - 1.0%
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,250,000
Digital Realty Trust, Inc. Series G, 5.875%	140,000	2,851,800
Health Care REIT, Inc. Series J, 6.50%	12,000	285,000
Hersha Hospitality Trust:
Series B, 8.00%	48,200	1,221,870
Series C, 6.875%	50,000	1,144,500
Hospitality Properties Trust Series D, 7.125%	60,000	1,485,000
Kimco Realty Corp. Series K, 5.625%	120,000	2,523,600
Public Storage:
Series T, 5.75%	44,000	975,040
Series V, 5.375%	200,000	4,190,000
Sabra Health Care REIT, Inc. Series A, 7.125%	460,000	11,279,200
SL Green Realty Corp. Series I, 6.50%	60,000	1,388,400
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,712,005
Vornado Realty Trust Series L, 5.40%	80,000	1,670,400
		35,976,815
Real Estate Management & Development - 0.0%
Ventas Realty LP/Ventas Capital Corp. 5.45%	60,000	1,278,000
TOTAL FINANCIALS		168,402,202
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc. 6.70%	120,000	$ 2,934,000
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. 6.125%	160,000	3,371,200
UTILITIES - 0.4%
Electric Utilities - 0.4%
Duquesne Light Co. 6.50%	141,050	7,017,238
Gulf Power Co. 5.60%	30,000	2,790,000
Southern California Edison Co.:
5.349%	44,479	4,503,499
Series D, 6.50%	12,500	1,250,000
		15,560,737
TOTAL NONCONVERTIBLE PREFERRED STOCKS		194,867,139
TOTAL PREFERRED STOCKS (Cost $341,913,608)		358,033,295
Floating Rate Loans - 1.5%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (i)	$ 278,999	279,348
Media - 0.1%
Nielsen Finance LLC Tranche E, term loan 2.935% 5/1/16 (i)	3,980,000	3,994,925
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (i)	853,827	855,603
		4,850,528
TOTAL CONSUMER DISCRETIONARY		5,129,876
Floating Rate Loans - continued
	Principal Amount (e)	Value
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 4.25% 9/26/19 (i)	$ 5,334,755	$ 5,348,092
Tranche 2LN, term loan 9.75% 3/26/20 (i)	2,472,272	2,521,717
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (i)	133,714	134,049
		8,003,858
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)	2,300,000	2,348,990
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (i)	3,405,920	3,388,890
		5,737,880
FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (i)	2,049,863	2,067,799
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
HCA, Inc. Tranche B 4LN, term loan 2.9321% 5/1/18 (i)	18,995,000	19,019,694
INDUSTRIALS - 0.0%
Machinery - 0.0%
Xerium Technologies, Inc. Tranche B, term loan 6.25% 5/2/19 (i)	284,288	286,420
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.5% 4/29/20 (i)	2,493,750	2,462,578
UTILITIES - 0.4%
Electric Utilities - 0.4%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)	13,195,000	13,212,154
TOTAL FLOATING RATE LOANS (Cost $55,929,939)		55,920,259
Preferred Securities - 1.6%
	Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NBCUniversal Enterprise, Inc. 5.25% (g)(h)	$ 975,000	$ 975,543
FINANCIALS - 1.6%
Commercial Banks - 0.5%
PNC Preferred Funding Trust I 1.9233% (g)(h)(i)	3,450,000	2,981,064
SunTrust Preferred Capital I 4% 12/15/49 (i)	3,866,000	3,126,305
USB Capital IX 3.5% (h)(i)	13,125,000	10,889,375
		16,996,744
Diversified Financial Services - 1.1%
Citigroup, Inc. 5.35% (h)(i)	3,000,000	2,716,727
General Electric Capital Corp. 5.25% (h)(i)	5,000,000	4,652,193
JPMorgan Chase & Co.:
5.15% (h)(i)	15,000,000	13,475,366
7.9% (h)(i)	6,250,000	7,057,906
PNC Preferred Funding Trust II 1.4958% (g)(h)(i)	4,486,000	3,871,973
Wachovia Capital Trust III 5.5698% (h)(i)	8,091,000	7,743,636
		39,517,801
TOTAL FINANCIALS		56,514,545
TOTAL PREFERRED SECURITIES (Cost $57,609,774)		57,490,088
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	45,788,748	45,788,748
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,073,982	1,073,982
TOTAL MONEY MARKET FUNDS (Cost $46,862,730)		46,862,730
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $3,388,758,988)		3,655,028,530
NET OTHER ASSETS (LIABILITIES) - 0.6%		22,436,023
NET ASSETS - 100%		$ 3,677,464,553
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $215,202,790 or 5.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 140,752
Fidelity Securities Lending Cash Central Fund	15,288
Total	$ 156,040
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 142,066,124	$ 140,725,607	$ 1,340,517	$ -
Consumer Staples	300,856,037	292,588,943	8,267,094	-
Energy	252,992,101	252,992,101	-	-
Financials	911,746,858	831,244,960	80,501,898	-
Health Care	344,652,455	320,144,572	24,507,883	-
Industrials	153,105,607	145,886,475	7,219,132	-
Information Technology	376,766,205	376,766,205	-	-
Materials	51,596,467	51,596,467	-	-
Telecommunication Services	69,429,924	65,576,668	3,853,256	-
Utilities	185,397,521	136,432,646	48,964,875	-
Corporate Bonds	706,146,154	-	706,146,154	-
Floating Rate Loans	55,920,259	-	55,920,259	-
Preferred Securities	57,490,088	-	56,514,545	975,543
Money Market Funds	46,862,730	46,862,730	-	-
Total Investments in Securities:	$ 3,655,028,530	$ 2,660,817,374	$ 993,235,613	$ 975,543
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $3,390,383,269. Net unrealized appreciation aggregated $264,645,261, of which $342,999,190 related to appreciated investment securities and $78,353,929 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Strategic
Dividend & Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Strategic
Dividend & Income Fund

1.805772.109

ASDI-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 19.2%
		Principal Amount (e)	Value
Convertible Bonds - 10.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Ford Motor Co. 4.25% 11/15/16		$ 860,000	$ 1,621,186
Household Durables - 0.2%
K. Hovnanian Enterprises, Inc. 6% 12/1/17		1,200,000	1,539,750
M/I Homes, Inc. 3% 3/1/18		5,240,000	5,108,476
			6,648,226
TOTAL CONSUMER DISCRETIONARY			8,269,412
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Alpha Natural Resources, Inc. 3.75% 12/15/17		20,880,000	19,341,144
Chesapeake Energy Corp. 2.5% 5/15/37		14,790,000	14,563,713
Cobalt International Energy, Inc. 2.625% 12/1/19		7,970,000	8,219,063
Ship Finance International Ltd. 3.25% 2/1/18		14,180,000	14,046,708
			56,170,628
FINANCIALS - 0.7%
Insurance - 0.6%
Fidelity National Financial, Inc. 4.25% 8/15/18		15,070,000	20,080,775
Real Estate Management & Development - 0.1%
Forestar Group, Inc. 3.75% 3/1/20		4,340,000	4,889,444
TOTAL FINANCIALS			24,970,219
HEALTH CARE - 2.5%
Biotechnology - 0.9%
Array BioPharma, Inc. 3% 6/1/20		3,480,000	3,719,424
Gilead Sciences, Inc. 1.625% 5/1/16		5,970,000	15,856,320
InterMune, Inc. 2.5% 12/15/17		2,720,000	3,643,440
Theravance, Inc. 2.125% 1/15/23		6,400,000	9,372,000
			32,591,184
Health Care Equipment & Supplies - 0.4%
Teleflex, Inc. 3.875% 8/1/17		12,290,000	16,468,600
Health Care Providers & Services - 0.7%
Molina Healthcare, Inc. 1.125% 1/15/20 (g)		7,310,000	7,492,750
WellPoint, Inc. 2.75% 10/15/42 (g)		13,900,000	17,723,751
			25,216,501
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.5%
Auxilium Pharmaceuticals, Inc. 1.5% 7/15/18		$ 3,200,000	$ 3,239,040
Isis Pharmaceuticals, Inc. 2.75% 10/1/19		2,000,000	3,386,250
ViroPharma, Inc. 2% 3/15/17		2,260,000	3,887,200
VIVUS, Inc. 4.5% 5/1/20 (g)		5,770,000	6,064,847
			16,577,337
TOTAL HEALTH CARE			90,853,622
INDUSTRIALS - 1.1%
Commercial Services & Supplies - 0.8%
Covanta Holding Corp. 3.25% 6/1/14		22,660,000	30,591,000
Construction & Engineering - 0.3%
MasTec, Inc.:
4% 6/15/14		2,580,000	5,253,525
4.25% 12/15/14		1,970,000	4,117,300
			9,370,825
TOTAL INDUSTRIALS			39,961,825
INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 0.7%
Ciena Corp. 3.75% 10/15/18 (g)		2,760,000	3,527,625
InterDigital, Inc. 2.5% 3/15/16		15,460,000	16,097,725
Liberty Interactive LLC 0.75% 3/30/43 (g)		4,600,000	4,996,980
			24,622,330
Computers & Peripherals - 0.8%
EMC Corp. 1.75% 12/1/13		16,150,000	25,940,130
SanDisk Corp. 1.5% 8/15/17		3,500,000	4,420,920
			30,361,050
Semiconductors & Semiconductor Equipment - 1.2%
GT Advanced Technologies, Inc. 3% 10/1/17		11,705,000	12,648,716
Intel Corp. 3.25% 8/1/39		9,790,000	11,711,777
Micron Technology, Inc.:
1.625% 2/15/33 (g)		1,890,000	2,618,831
2.125% 2/15/33 (g)		1,140,000	1,581,750
3.125% 5/1/32		11,370,000	17,268,188
			45,829,262
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.6%
Nuance Communications, Inc. 2.75% 11/1/31		$ 13,330,000	$ 13,721,569
TiVo, Inc. 4% 3/15/16 (g)		7,100,000	9,098,650
			22,820,219
TOTAL INFORMATION TECHNOLOGY			123,632,861
MATERIALS - 0.9%
Containers & Packaging - 0.6%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)		19,800,000	20,346,480
Metals & Mining - 0.1%
Horsehead Holding Corp. 3.8% 7/1/17		3,360,000	3,557,568
Paper & Forest Products - 0.2%
Rayonier TRS Holdings, Inc. 4.5% 8/15/15		4,710,000	7,877,475
TOTAL MATERIALS			31,781,523
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)		5,500,000	6,084,375
TOTAL CONVERTIBLE BONDS			381,724,465
Nonconvertible Bonds - 8.8%
CONSUMER DISCRETIONARY - 1.0%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 9.25% 9/1/19 (g)		1,170,000	1,263,600
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 6.625% 7/15/15		3,200,000	3,408,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (g)		535,000	541,688
			3,949,688
Household Durables - 0.1%
William Lyon Homes, Inc. 8.5% 11/15/20		3,000,000	3,180,000
Media - 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		7,840,000	7,154,000
5.75% 1/15/24		2,570,000	2,383,675
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
7.25% 10/30/17		$ 8,000,000	$ 8,480,000
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)		2,650,000	2,643,375
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (g)		7,145,000	7,752,325
WMG Acquisition Corp. 11.5% 10/1/18		1,340,000	1,544,350
			29,957,725
TOTAL CONSUMER DISCRETIONARY			38,351,013
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (g)		11,935,000	13,009,150
Tops Markets LLC 8.875% 12/15/17 (g)		3,760,000	4,154,800
			17,163,950
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Alpha Natural Resources, Inc.:
6% 6/1/19		20,340,000	17,390,700
6.25% 6/1/21		600,000	502,500
			17,893,200
FINANCIALS - 5.0%
Capital Markets - 0.4%
Chase Capital II 0.765% 2/1/27 (i)		7,900,000	6,517,500
Chase Capital Trust VI 0.89% 8/1/28 (i)		5,000,000	4,125,000
JPMorgan Chase Capital XXIII 1.2642% 5/15/77 (i)		2,500,000	1,850,000
Lehman Brothers Holdings, Inc. 1.0894% (d)(i)		1,000,000	0
			12,492,500
Commercial Banks - 2.1%
Bank of Ireland 10% 7/30/16	EUR	9,543,000	13,175,276
CIT Group, Inc. 4.75% 2/15/15 (g)		3,610,000	3,727,325
Corestates Capital II 0.9181% 1/15/27 (g)(i)		3,000,000	2,516,250
Corestates Capital III 0.8342% 2/15/27 (g)(i)		3,960,000	3,326,400
First Maryland Capital I 1.2681% 1/15/27 (i)		2,500,000	2,100,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
First Maryland Capital II 1.115% 2/1/27 (i)		$ 4,100,000	$ 3,444,000
JPMorgan Chase Capital XXI 1.2156% 1/15/87 (i)		12,500,000	9,375,000
PNC Capital Trust C 0.8447% 6/1/28 (i)		9,000,000	7,560,000
Wachovia Capital Trust II 0.7681% 1/15/27 (i)		32,014,000	26,891,760
Wells Fargo Capital II 0.765% 1/30/27 (i)		5,930,000	4,973,788
Wells Fargo Capital X 5.95% 12/15/36		1,000,000	960,013
			78,049,812
Consumer Finance - 0.2%
American Express Co. 6.8% 9/1/66 (i)		2,500,000	2,670,000
GMAC LLC 8% 11/1/31		3,900,000	4,485,000
			7,155,000
Diversified Financial Services - 2.3%
Central Fidelity Capital Trust I 1.2681% 4/15/27 (i)		2,500,000	2,096,875
General Electric Capital Corp. 7.125% (h)(i)		10,000,000	11,000,000
General Motors Financial Co., Inc. 2.75% 5/15/16 (g)		795,000	793,013
Goldman Sachs Capital II 4% (h)(i)		20,953,000	15,714,750
Goldman Sachs Capital III 4% (h)(i)		18,715,000	13,849,100
ILFC E-Capital Trust I 4.96% 12/21/65 (g)(i)		37,530,000	31,900,500
JPMorgan Chase Capital XIII 1.2256% 9/30/34 (i)		2,750,000	2,268,750
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		4,945,000	5,501,313
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind		2,570,000	2,775,600
			85,899,901
TOTAL FINANCIALS			183,597,213
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. 5.75% 11/1/24		2,165,000	2,078,400
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		884,000	952,510
			3,030,910
INDUSTRIALS - 0.8%
Construction & Engineering - 0.1%
MasTec, Inc. 4.875% 3/15/23		4,825,000	4,475,188
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		$ 3,875,000	$ 4,030,000
Navios Maritime Holdings, Inc. 8.125% 2/15/19		12,965,000	12,511,225
			16,541,225
Trading Companies & Distributors - 0.3%
International Lease Finance Corp.:
8.25% 12/15/20		705,000	784,313
8.625% 9/15/15		5,000,000	5,487,500
8.875% 9/1/17		3,000,000	3,416,250
			9,688,063
TOTAL INDUSTRIALS			30,704,476
MATERIALS - 0.2%
Metals & Mining - 0.2%
Severstal Columbus LLC 10.25% 2/15/18		8,310,000	8,808,600
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Sprint Capital Corp. 6.875% 11/15/28		13,215,000	11,926,538
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA 5.5% 8/1/23 (g)		2,945,000	2,731,488
Sprint Nextel Corp.:
6% 12/1/16		4,660,000	4,962,201
7% 8/15/20		1,500,000	1,548,750
T-Mobile U.S.A., Inc. 5.25% 9/1/18 (g)		585,000	590,850
			9,833,289
TOTAL TELECOMMUNICATION SERVICES			21,759,827
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)		3,000,000	3,112,500
TOTAL NONCONVERTIBLE BONDS			324,421,689
TOTAL CORPORATE BONDS (Cost $664,014,439)			706,146,154
Common Stocks - 66.1%
	Shares	Value
CONSUMER DISCRETIONARY - 3.2%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	239,500	$ 6,684,445
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	146,100	5,842,539
Cedar Fair LP (depositary unit)	124,800	5,297,760
Las Vegas Sands Corp.	68,800	3,876,880
McDonald's Corp.	240,700	22,712,452
Wyndham Worldwide Corp.	60,400	3,585,344
		41,314,975
Household Durables - 0.1%
Whirlpool Corp.	31,900	4,103,935
Media - 1.3%
Comcast Corp. Class A	471,300	19,837,017
Sinclair Broadcast Group, Inc. Class A	164,600	3,937,232
The Walt Disney Co.	93,400	5,681,522
Time Warner Cable, Inc.	97,400	10,455,890
Time Warner, Inc.	103,400	6,258,802
		46,170,463
Specialty Retail - 0.3%
Home Depot, Inc.	76,600	5,705,934
Lowe's Companies, Inc.	144,900	6,639,318
		12,345,252
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	37,800	7,076,538
TOTAL CONSUMER DISCRETIONARY		117,695,608
CONSUMER STAPLES - 8.0%
Beverages - 2.8%
Anheuser-Busch InBev SA NV ADR	78,100	7,290,635
PepsiCo, Inc.	513,100	40,909,463
SABMiller PLC	72,100	3,434,684
The Coca-Cola Co.	1,375,400	52,512,772
		104,147,554
Food & Staples Retailing - 0.5%
Wal-Mart Stores, Inc.	252,800	18,449,344
Food Products - 0.9%
Kellogg Co.	144,000	8,742,240
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mondelez International, Inc.	509,600	$ 15,629,432
Unilever NV (NY Reg.)	217,600	8,188,288
		32,559,960
Household Products - 2.3%
Procter & Gamble Co.	1,054,958	82,170,679
Tobacco - 1.5%
British American Tobacco PLC sponsored ADR	104,800	10,644,536
Philip Morris International, Inc.	534,718	44,616,870
		55,261,406
TOTAL CONSUMER STAPLES		292,588,943
ENERGY - 6.8%
Energy Equipment & Services - 0.2%
Ensco PLC Class A	143,800	7,989,528
Oil, Gas & Consumable Fuels - 6.6%
Access Midstream Partners LP	137,300	6,262,253
Apache Corp.	138,663	11,880,646
Canadian Natural Resources Ltd.	108,800	3,319,882
Chevron Corp.	902,800	108,724,204
ConocoPhillips	447,100	29,642,730
Enterprise Products Partners LP	44,300	2,632,306
Exxon Mobil Corp.	511,000	44,538,760
Murphy Oil Corp.	77,800	5,245,276
Occidental Petroleum Corp.	191,800	16,918,678
QEP Midstream Partners LP	26,600	602,490
The Williams Companies, Inc.	252,700	9,157,848
Western Gas Partners LP	25,000	1,478,500
		240,403,573
TOTAL ENERGY		248,393,101
FINANCIALS - 19.6%
Capital Markets - 1.3%
BlackRock, Inc. Class A	71,700	18,664,944
Carlyle Group LP	183,700	4,809,266
KKR & Co. LP	553,600	10,579,296
The Blackstone Group LP	356,700	7,790,328
UBS AG	381,968	7,380,235
		49,224,069
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 1.8%
Commerce Bancshares, Inc.	89,675	$ 3,873,063
Cullen/Frost Bankers, Inc. (f)	82,200	5,823,048
M&T Bank Corp.	125,200	14,190,168
National Penn Bancshares, Inc.	356,500	3,579,260
PNC Financial Services Group, Inc.	173,900	12,567,753
Svenska Handelsbanken AB (A Shares)	142,900	6,132,279
U.S. Bancorp	354,400	12,804,472
Wells Fargo & Co.	196,100	8,055,788
		67,025,831
Consumer Finance - 0.1%
Capital One Financial Corp.	68,100	4,395,855
Diversified Financial Services - 0.4%
JPMorgan Chase & Co.	184,100	9,302,573
The NASDAQ Stock Market, Inc.	225,800	6,742,388
		16,044,961
Insurance - 2.3%
ACE Ltd.	82,500	7,236,900
esure Group PLC	574,300	2,153,782
Marsh & McLennan Companies, Inc.	186,300	7,681,149
MetLife, Inc.	481,200	22,226,628
MetLife, Inc. unit	301,900	16,507,892
Prudential Financial, Inc.	54,900	4,110,912
The Travelers Companies, Inc.	230,500	18,416,950
Zurich Insurance Group AG	23,062	5,740,404
		84,074,617
Real Estate Investment Trusts - 13.5%
Acadia Realty Trust (SBI)	194,513	4,537,988
Alexandria Real Estate Equities, Inc.	215,894	13,314,183
American Tower Corp.	19,500	1,355,055
AvalonBay Communities, Inc.	98,348	12,185,317
Aviv REIT, Inc.	106,100	2,410,592
Boston Properties, Inc.	217,896	22,334,340
Camden Property Trust (SBI)	231,262	14,289,679
CBL & Associates Properties, Inc.	153,386	2,945,011
Cedar Shopping Centers, Inc.	532,199	2,597,131
Chambers Street Properties	263,488	1,936,637
Chesapeake Lodging Trust	580,318	12,772,799
Coresite Realty Corp.	146,375	4,454,191
Corrections Corp. of America	171,154	5,637,813
Cousins Properties, Inc.	1,254,540	12,457,582
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Douglas Emmett, Inc.	318,844	$ 7,365,296
DuPont Fabros Technology, Inc.	249,472	5,685,467
Education Realty Trust, Inc.	491,024	4,217,896
Equity Lifestyle Properties, Inc.	116,072	4,033,502
Equity One, Inc.	489,848	10,414,168
Equity Residential (SBI)	217,415	11,281,664
Essex Property Trust, Inc.	120,102	17,211,818
Excel Trust, Inc.	96,477	1,124,922
First Industrial Realty Trust, Inc.	378,600	5,728,218
First Potomac Realty Trust	190,820	2,373,801
General Growth Properties, Inc.	560,466	10,749,738
Glimcher Realty Trust	1,139,108	11,277,169
HCP, Inc.	330,539	13,462,853
Health Care REIT, Inc.	153,196	9,412,362
Home Properties, Inc.	204,935	11,824,750
Host Hotels & Resorts, Inc.	803,197	13,678,445
Kite Realty Group Trust	443,934	2,561,499
Lexington Corporate Properties Trust	690,100	8,087,972
Mid-America Apartment Communities, Inc.	90,341	5,570,426
National Retail Properties, Inc.	422,162	12,930,822
Piedmont Office Realty Trust, Inc. Class A	518,500	8,907,830
Prologis, Inc.	824,310	29,048,684
Public Storage	219,938	33,577,934
Retail Properties America, Inc.	371,900	4,961,146
Sabra Health Care REIT, Inc.	101,343	2,240,694
Simon Property Group, Inc.	385,515	56,142,549
SL Green Realty Corp.	271,523	23,674,090
Sun Communities, Inc.	81,582	3,505,579
Sunstone Hotel Investors, Inc.	656,962	7,903,253
Terreno Realty Corp.	53,300	935,948
Ventas, Inc.	559,039	34,805,768
Vornado Realty Trust	40,614	3,301,918
Weyerhaeuser Co.	120,100	3,288,338
		494,514,837
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (a)	304,500	5,450,550
TOTAL FINANCIALS		720,730,720
Common Stocks - continued
	Shares	Value
HEALTH CARE - 8.5%
Biotechnology - 0.4%
Amgen, Inc.	140,700	$ 15,327,858
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.	55,800	3,881,448
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc. (a)	220,508	5,517,110
Emeritus Corp. (a)	303,260	6,614,101
		12,131,211
Pharmaceuticals - 7.7%
AbbVie, Inc.	684,300	29,158,023
Eli Lilly & Co.	368,500	18,940,900
GlaxoSmithKline PLC sponsored ADR	297,050	15,116,875
Johnson & Johnson	849,644	73,417,738
Merck & Co., Inc.	1,102,890	52,155,668
Pfizer, Inc.	2,484,000	70,073,640
Roche Holding AG sponsored ADR	152,700	9,507,102
Sanofi SA sponsored ADR	309,000	14,764,020
		283,133,966
TOTAL HEALTH CARE		314,474,483
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.5%
Honeywell International, Inc.	123,200	9,803,024
United Technologies Corp.	100,500	10,060,050
		19,863,074
Commercial Services & Supplies - 0.5%
Covanta Holding Corp.	77,200	1,631,236
KAR Auction Services, Inc.	79,000	2,104,560
Republic Services, Inc.	106,300	3,455,813
Waste Management, Inc.	150,800	6,098,352
West Corp.	249,700	5,460,939
		18,750,900
Electrical Equipment - 0.5%
Eaton Corp. PLC	179,600	11,372,272
Emerson Electric Co.	122,800	7,413,436
		18,785,708
Industrial Conglomerates - 1.6%
3M Co.	274,000	31,120,920
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	823,853	$ 19,063,958
Siemens AG	68,159	7,219,132
		57,404,010
Machinery - 0.5%
Caterpillar, Inc.	45,900	3,788,586
Cummins, Inc.	66,800	8,229,760
Stanley Black & Decker, Inc.	87,300	7,443,198
		19,461,544
TOTAL INDUSTRIALS		134,265,236
INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 1.7%
Cisco Systems, Inc.	2,657,000	61,934,670
Computers & Peripherals - 3.2%
Apple, Inc.	229,400	111,729,266
EMC Corp.	295,100	7,607,678
		119,336,944
IT Services - 1.1%
Accenture PLC Class A	65,200	4,710,700
Automatic Data Processing, Inc.	185,600	13,207,296
Fidelity National Information Services, Inc.	161,200	7,166,952
Paychex, Inc.	386,100	14,934,348
		40,019,296
Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	1,778,800	39,098,024
Software - 2.9%
Microsoft Corp.	3,224,300	107,691,620
TOTAL INFORMATION TECHNOLOGY		368,080,554
MATERIALS - 1.4%
Chemicals - 1.1%
E.I. du Pont de Nemours & Co.	307,400	17,404,988
Eastman Chemical Co.	56,400	4,286,400
LyondellBasell Industries NV Class A	152,700	10,711,905
Potash Corp. of Saskatchewan, Inc.	66,400	1,963,695
The Dow Chemical Co.	157,800	5,901,720
		40,268,708
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	169,100	$ 5,110,202
Paper & Forest Products - 0.2%
International Paper Co.	131,700	6,217,557
TOTAL MATERIALS		51,596,467
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	869,800	29,425,334
Verizon Communications, Inc.	621,800	29,460,884
		58,886,218
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	1,196,100	3,853,256
TOTAL TELECOMMUNICATION SERVICES		62,739,474
UTILITIES - 3.3%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	175,000	7,490,000
Cleco Corp.	81,800	3,694,088
Edison International	312,500	14,340,625
NextEra Energy, Inc.	276,800	22,243,648
Northeast Utilities	355,100	14,548,447
PPL Corp.	203,192	6,237,994
Southern Co.	184,900	7,695,538
		76,250,340
Gas Utilities - 0.2%
Atmos Energy Corp.	133,500	5,386,725
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	252,700	5,794,411
NiSource, Inc.	258,500	7,563,710
PG&E Corp.	150,900	6,241,224
Sempra Energy	222,400	18,775,008
		38,374,353
TOTAL UTILITIES		120,011,418
TOTAL COMMON STOCKS (Cost $2,222,428,498)		2,430,576,004
Preferred Stocks - 9.7%
	Shares	Value
Convertible Preferred Stocks - 4.4%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.6%
General Motors Co. 4.75%	473,284	$ 23,029,999
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	1,044	1,340,517
TOTAL CONSUMER DISCRETIONARY		24,370,516
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Post Holdings, Inc. 3.75% (g)	77,400	8,267,094
FINANCIALS - 0.6%
Capital Markets - 0.0%
AMG Capital Trust I 5.10%	23,800	1,500,888
Commercial Banks - 0.3%
Wells Fargo & Co. 7.50%	8,190	9,295,650
Diversified Financial Services - 0.0%
Bank of America Corp. Series L, 7.25%	1,228	1,324,828
Real Estate Investment Trusts - 0.3%
Weyerhaeuser Co. Series A, 6.375%	199,100	10,492,570
TOTAL FINANCIALS		22,613,936
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	21,712	5,670,089
Health Care Providers & Services - 0.7%
HealthSouth Corp. Series A, 6.50%	19,708	24,507,883
TOTAL HEALTH CARE		30,177,972
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
United Technologies Corp. 7.50%	256,100	15,906,371
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
Unisys Corp. Series A, 6.25%	126,300	8,685,651
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat SA Series A, 5.75%	55,000	$ 3,319,250
UTILITIES - 1.4%
Electric Utilities - 0.6%
NextEra Energy, Inc. 5.889%	186,100	10,203,863
PPL Corp. 8.75%	180,300	9,660,474
		19,864,337
Multi-Utilities - 0.8%
CenterPoint Energy, Inc. 2.00% ZENS	383,900	18,043,300
Dominion Resources, Inc.:
Series A, 6.125%	116,300	5,958,049
Series B, 6.00%	116,400	5,959,680
		29,961,029
TOTAL UTILITIES		49,825,366
TOTAL CONVERTIBLE PREFERRED STOCKS		163,166,156
Nonconvertible Preferred Stocks - 5.3%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	180,000	4,599,000
FINANCIALS - 4.6%
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
5.95%	65,219	1,489,602
Series D 4.00%	276,960	5,697,067
Series J, 5.50%	61,019	1,382,080
Morgan Stanley Capital I Trust 6.60%	140,000	3,473,400
		12,042,149
Commercial Banks - 0.6%
HSBC Holdings PLC Series B, 8.00%	45,400	1,231,248
SunTrust Banks, Inc. Series E, 5.875%	80,000	1,750,400
U.S. Bancorp:
Series A, 3.50%	20,390	16,222,284
Series H, 5.15%	40,000	885,200
		20,089,132
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Consumer Finance - 1.5%
Ally Financial, Inc.:
7.00% (g)	47,595	$ 44,620,313
Series A, 8.50%	235,929	6,348,849
HSBC U.S.A., Inc. Series F, 3.87%	300,000	5,631,000
		56,600,162
Diversified Financial Services - 1.1%
Barclays Bank PLC:
Series 2, 6.625%	47,200	1,146,960
Series 4, 7.75%	247,800	6,219,780
Citigroup, Inc. Series C, 5.80%	200,000	4,400,000
GMAC Capital Trust I Series 2, 8.125%	900,698	23,877,504
JPMorgan Chase Capital XXIX 6.70%	155,000	4,030,000
		39,674,244
Insurance - 0.1%
MetLife, Inc. Series B, 6.50%	111,000	2,741,700
Real Estate Investment Trusts - 1.0%
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,250,000
Digital Realty Trust, Inc. Series G, 5.875%	140,000	2,851,800
Health Care REIT, Inc. Series J, 6.50%	12,000	285,000
Hersha Hospitality Trust:
Series B, 8.00%	48,200	1,221,870
Series C, 6.875%	50,000	1,144,500
Hospitality Properties Trust Series D, 7.125%	60,000	1,485,000
Kimco Realty Corp. Series K, 5.625%	120,000	2,523,600
Public Storage:
Series T, 5.75%	44,000	975,040
Series V, 5.375%	200,000	4,190,000
Sabra Health Care REIT, Inc. Series A, 7.125%	460,000	11,279,200
SL Green Realty Corp. Series I, 6.50%	60,000	1,388,400
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,712,005
Vornado Realty Trust Series L, 5.40%	80,000	1,670,400
		35,976,815
Real Estate Management & Development - 0.0%
Ventas Realty LP/Ventas Capital Corp. 5.45%	60,000	1,278,000
TOTAL FINANCIALS		168,402,202
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc. 6.70%	120,000	$ 2,934,000
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. 6.125%	160,000	3,371,200
UTILITIES - 0.4%
Electric Utilities - 0.4%
Duquesne Light Co. 6.50%	141,050	7,017,238
Gulf Power Co. 5.60%	30,000	2,790,000
Southern California Edison Co.:
5.349%	44,479	4,503,499
Series D, 6.50%	12,500	1,250,000
		15,560,737
TOTAL NONCONVERTIBLE PREFERRED STOCKS		194,867,139
TOTAL PREFERRED STOCKS (Cost $341,913,608)		358,033,295
Floating Rate Loans - 1.5%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (i)	$ 278,999	279,348
Media - 0.1%
Nielsen Finance LLC Tranche E, term loan 2.935% 5/1/16 (i)	3,980,000	3,994,925
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (i)	853,827	855,603
		4,850,528
TOTAL CONSUMER DISCRETIONARY		5,129,876
Floating Rate Loans - continued
	Principal Amount (e)	Value
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 4.25% 9/26/19 (i)	$ 5,334,755	$ 5,348,092
Tranche 2LN, term loan 9.75% 3/26/20 (i)	2,472,272	2,521,717
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (i)	133,714	134,049
		8,003,858
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)	2,300,000	2,348,990
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (i)	3,405,920	3,388,890
		5,737,880
FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (i)	2,049,863	2,067,799
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
HCA, Inc. Tranche B 4LN, term loan 2.9321% 5/1/18 (i)	18,995,000	19,019,694
INDUSTRIALS - 0.0%
Machinery - 0.0%
Xerium Technologies, Inc. Tranche B, term loan 6.25% 5/2/19 (i)	284,288	286,420
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.5% 4/29/20 (i)	2,493,750	2,462,578
UTILITIES - 0.4%
Electric Utilities - 0.4%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)	13,195,000	13,212,154
TOTAL FLOATING RATE LOANS (Cost $55,929,939)		55,920,259
Preferred Securities - 1.6%
	Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NBCUniversal Enterprise, Inc. 5.25% (g)(h)	$ 975,000	$ 975,543
FINANCIALS - 1.6%
Commercial Banks - 0.5%
PNC Preferred Funding Trust I 1.9233% (g)(h)(i)	3,450,000	2,981,064
SunTrust Preferred Capital I 4% 12/15/49 (i)	3,866,000	3,126,305
USB Capital IX 3.5% (h)(i)	13,125,000	10,889,375
		16,996,744
Diversified Financial Services - 1.1%
Citigroup, Inc. 5.35% (h)(i)	3,000,000	2,716,727
General Electric Capital Corp. 5.25% (h)(i)	5,000,000	4,652,193
JPMorgan Chase & Co.:
5.15% (h)(i)	15,000,000	13,475,366
7.9% (h)(i)	6,250,000	7,057,906
PNC Preferred Funding Trust II 1.4958% (g)(h)(i)	4,486,000	3,871,973
Wachovia Capital Trust III 5.5698% (h)(i)	8,091,000	7,743,636
		39,517,801
TOTAL FINANCIALS		56,514,545
TOTAL PREFERRED SECURITIES (Cost $57,609,774)		57,490,088
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	45,788,748	45,788,748
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,073,982	1,073,982
TOTAL MONEY MARKET FUNDS (Cost $46,862,730)		46,862,730
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $3,388,758,988)		3,655,028,530
NET OTHER ASSETS (LIABILITIES) - 0.6%		22,436,023
NET ASSETS - 100%		$ 3,677,464,553
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $215,202,790 or 5.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 140,752
Fidelity Securities Lending Cash Central Fund	15,288
Total	$ 156,040
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 142,066,124	$ 140,725,607	$ 1,340,517	$ -
Consumer Staples	300,856,037	292,588,943	8,267,094	-
Energy	252,992,101	252,992,101	-	-
Financials	911,746,858	831,244,960	80,501,898	-
Health Care	344,652,455	320,144,572	24,507,883	-
Industrials	153,105,607	145,886,475	7,219,132	-
Information Technology	376,766,205	376,766,205	-	-
Materials	51,596,467	51,596,467	-	-
Telecommunication Services	69,429,924	65,576,668	3,853,256	-
Utilities	185,397,521	136,432,646	48,964,875	-
Corporate Bonds	706,146,154	-	706,146,154	-
Floating Rate Loans	55,920,259	-	55,920,259	-
Preferred Securities	57,490,088	-	56,514,545	975,543
Money Market Funds	46,862,730	46,862,730	-	-
Total Investments in Securities:	$ 3,655,028,530	$ 2,660,817,374	$ 993,235,613	$ 975,543
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $3,390,383,269. Net unrealized appreciation aggregated $264,645,261, of which $342,999,190 related to appreciated investment securities and $78,353,929 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2013